Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounts Receivable

Note 5 – Accounts Receivable

As of September 30, 2023 and December 31, 2022, the Company’s accounts receivable consisted of the following:

	September 30, 2023	December 31, 2022
	(Unaudited)
Gross accounts receivable	$817,918	$3,044,718
Less: allowance for doubtful accounts	(81,649)	(163,479)
Accounts receivable, net	$736,269	$2,881,239

Note 5 – Accounts Receivable

Accounts receivable consisted of the following at December 31:

	2022	2021

Accounts receivable, net of contractual adjustments	$3,044,718	$1,290,312
Less: allowance for doubtful accounts	(163,479)	(80,979)
Accounts receivable, net	$2,881,239	$1,209,333

IMAC HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2022 and 2021

Theralink Technologies Inc [Member]
Accounts Receivable

NOTE 4 – ACCOUNTS RECEIVABLE

On September 30, 2023 and 2022, accounts receivable consisted of the following:

	September 30, 2023	September 30, 2022
Accounts receivable	$46,660	$35,957
Less: allowance for doubtful accounts	(22,750)	(3,832)
Accounts receivable, net	$23,910	$32,125

For the years ended September 30, 2023 and 2022, bad debt expense amounted to $19,923 and $39,426, respectively.